Leases - Operating Leases Lessee Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 3,285
2027	2,298
2028	1,962
2029	1,581
2030	1,337
2031 and thereafter	6,258
Total undiscounted future cash flows related to lease payments	16,721
Less: imputed interest	(3,365)
Total present value of lease liability	13,356	$ 14,331
Leases, Operating [Abstract]
2026	786,218
2027	656,542
2028	561,946
2029	443,924
2030	317,021
2031 and thereafter	863,336
Total	3,628,987
Lessor, Operating Lease, Payment to be Received, Recognized
2026	42,387
2027	16,776
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$ 117,774